Annual Total Returns - FidelityTelecomandUtilitiesFund-RetailPRO - FidelityTelecomandUtilitiesFund-RetailPRO - Fidelity Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund	Apr. 01, 2025
Bar Chart Table:
Annual Return 2015	(5.53%)
Annual Return 2016	17.03%
Annual Return 2017	11.98%
Annual Return 2018	3.32%
Annual Return 2019	22.02%
Annual Return 2020	2.10%
Annual Return 2021	7.20%
Annual Return 2022	5.01%
Annual Return 2023	3.38%
Annual Return 2024	30.29%